Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	kr 33,045	kr 26,686
Other non-current liabilities	2,776	2,621
Trade payables	26,321	25,318
Commitments for customer finance	9,706	kr 13,082
Contractual obligations [member]
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	33,900
Operating leases	17,100
Other non-current liabilities	2,800
Purchase obligations	7,800
Trade payables	26,300
Commitments for customer finance	9,700
Total	97,600
Contractual obligations [member] | 2018 [member]
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	2,800
Operating leases	3,500
Other non-current liabilities	400
Purchase obligations	6,200
Trade payables	26,300
Commitments for customer finance	9,700
Total	48,900
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	8,900
Operating leases	5,400
Other non-current liabilities	700
Purchase obligations	900
Total	15,900
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	14,300
Operating leases	3,400
Purchase obligations	700
Total	18,400
Contractual obligations [member] | 2023 or later [member]
Disclosure of Contractual Obligations [Line Items]
Current and Non-current debt	7,900
Operating leases	4,800
Other non-current liabilities	1,700
Total	kr 14,400